Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	3,120	3,428	3,589
Weighted average exercise price (in CAD per share)	$ 65.01	$ 62.54	$ 58.51
Total stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	3,120
Weighted average remaining contractual life (years)	6 years 4 months 28 days
Weighted average exercise price (in CAD per share)	$ 65.01
$40.16 to $55.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	411
Weighted average remaining contractual life (years)	2 years 3 months 7 days
Weighted average exercise price (in CAD per share)	$ 49.79
$40.16 to $55.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	40.16
$40.16 to $55.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 55.00
$55.01 to $68.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,578
Weighted average remaining contractual life (years)	6 years 4 months 13 days
Weighted average exercise price (in CAD per share)	$ 65.26
$55.01 to $68.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	55.01
$55.01 to $68.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 68.00
$68.01 to $73.43
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,131
Weighted average remaining contractual life (years)	7 years 11 months 23 days
Weighted average exercise price (in CAD per share)	$ 70.20
$68.01 to $73.43 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	68.01
$68.01 to $73.43 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 73.43